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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT BD FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT BD II FOR VARIABLE ANNUITIES* METLIFE OF CT SEPARATE ACCOUNT BD III FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT BD IV FOR VARIABLE ANNUITIES*
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES*
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002*
       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                                 VINTAGE ANNUITY
                           VINTAGE II VARIABLE ANNUITY
                     VINTAGE II (SERIES II) VARIABLE ANNUITY
                           VINTAGE 3 VARIABLE ANNUITY
                           VINTAGE L VARIABLE ANNUITY
                             VINTAGE ACCESS ANNUITY
                              VINTAGE XTRA ANNUITY
                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY

                       SUPPLEMENT DATED DECEMBER 27, 2007

           TO THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.

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*    Prior to December 7, 2007, this Separate Account was a Separate Account of
     MetLife Life and Annuity Company of Connecticut.


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The proposed substitutions and respective advisers and/or sub-advisers for all of the above-listed Contracts EXCEPT Vintage Annuity are:

      EXISTING FUND AND CURRENT ADVISER
     (WITH CURRENT SUB-ADVISER AS NOTED)                       REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
Franklin Templeton Variable Insurance          (ARROW)  Met Investors Series Trust - MFS(R) Emerging
Products Trust - Templeton Developing Markets           Markets Equity Portfolio (Class B)
Securities Fund (Class 2)                               Massachusetts Financial Services Company
Templeton Asset Management Ltd.

Van Kampen Life Investment Trust - LIT         (ARROW)  Metropolitan Series Fund, Inc. - Jennison
Strategic Growth Portfolio (Class I)                    Growth Portfolio (Class A)
Van Kampen Asset Management                             Jennison Associates LLC

The proposed substitution and respective advisers and/or sub-advisers for Vintage 3 Variable Annuity, Vintage XTRA Annuity and Vintage II Variable Annuity ONLY are:

      EXISTING FUND AND CURRENT ADVISER
     (WITH CURRENT SUB-ADVISER AS NOTED)                       REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
Putnam Variable Trust - Putnam VT Discovery    (ARROW)  Met Investors Series Trust - Van Kampen
Growth Fund (Class IB)                                  Mid-Cap Growth Portfolio (Class B)
Putnam Investment Management LLC                        Morgan Stanley Investment Management, Inc.
                                                        (d/b/a Van Kampen)

The proposed substitution and respective advisers and/or sub-advisers for Vintage Annuity ONLY are:

      EXISTING FUND AND CURRENT ADVISER
     (WITH CURRENT SUB-ADVISER AS NOTED)                       REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------           ---------------------------------------------
Dreyfus Variable Investment Fund - Dreyfus     (ARROW)  Metropolitan Series Fund, Inc. - T. Rowe
Developing Leaders Portfolio (Initial Shares)           Price Small Cap Growth Portfolio (Class B)
The Dreyfus Corporation                                 T. Rowe Price Associates, Inc.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the


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          Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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